Debt - Outstanding Principal Balances (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Total debt	$ 145,372,106	$ 213,883,887
Deferred finance fees	(2,292,947)	(3,372,923)
Net total debt	143,079,159	210,510,964
Current portion of deferred finance fees	(810,354)	(630,553)
Total current portion of long-term debt	15,050,339	22,456,396
Non-current portion of long-term debt	128,028,820	188,054,568
Loans Payable [Member]
Current portion of long-term debt	15,834,489	23,506,236
Current portion of deferred finance fees	(784,150)	(1,049,840)
Total current portion of long-term debt	15,050,339	22,456,396
Non-current portion of long-term debt	128,028,820	188,054,568
NIBC Bank Facility [Member]
Total debt	0	4,625,000
Nordea SEB Joint Bank Facility [Member]
Total debt	60,824,023	88,503,292
Nordea SEB Revolving Facility [Member]
Total debt	15,000,000	39,237,241
ABN CACIB Joint Bank Facility [Member]
Total debt	54,231,840	57,124,104
ABN AMRO Revolving Facility
Total debt	6,116,243	14,394,250
IYO Bank Facility
Total debt	$ 9,200,000	$ 10,000,000